Other income (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income [Abstract]
Cancellation of legal fees payable	$ 73,282,276	$ 0	$ 0
Gain on sale of property, plant and equipment	0	0	100
VAT revaluation	4,388,434	6,335,345	4,283,151
Insurance recovery	0	0	1,549,313
Key Money Amortization	4,507,998	3,588,919	1,705,089
Gain in sale of equipment	0	157,032,407	0
Others	1,603,155	23,278,616	18,022,899
Total other income	$ 83,781,863	$ 190,235,287	$ 25,560,552